Leases - Components of Lease Expense (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 29, 2019	Jun. 29, 2019
Leases [Abstract]
Operating lease cost	$ 23,663	$ 46,874
Finance lease cost:
Amortization of right-of-use assets	174	347
Interest on leased liabilities	53	124
Sublease income	(297)	(650)
Net Lease Cost	$ 23,593	$ 46,695